Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

23 - INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to stockholders.

The United States of America

Pursuant to Section 7874 of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), even though the Company is an exempted company incorporated with limited liability under the laws of the Cayman Islands, the Company will be treated as a U.S. domestic corporation for all purposes of the Code. The Company will therefore be taxed as a U.S. domestic corporation for U.S. federal income tax purposes. As a result, the Company will be subject to U.S. federal income tax on its worldwide income. The federal income tax rate for corporations is 21%. Additionally, a U.S. subsidiary is subject to US. federal income taxes and state and local income taxes.

Turkiye

The Turkish subsidary is subject to Turkiye corporate income tax. In connection with legislation passed in July 2023, the corporate income tax increased to 25% beginning January 1, 2023.

Income withholding tax

10% withholding tax rate applies to profit distributions from the Turkish subsidiary to the Marti Technologies I Inc.

Income tax expense

For the years ended December 31, 2023, 2022 and 2021 income tax expense all of which is foreign current tax expense was as follows:

	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Current:
Federal	--	--	--
State	--	--	--
Foreign	--	--	(887,648)
Total	--	--	(887,648)

Deferred:
Federal	--	--	--
State	--	--	--
Foreign	--	--	--
Total	--	--	--

Total income tax expense	--	--	--

For the years ended December 31, 2023,2022 and 2021 loss before income tax expense consists of the following:

	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

U.S. operations	(3,348,514)	(4,199,652)	(1,934,339)
Foreign operations	(30,466,205)	(10,046,226)	(11,650,507)

Total	(33,814,719)	(14,245,878)	(13,584,846)

The components of Group’s net deferred tax assets and liabilities are as follows:

	Dec 31, 2023	Dec 31, 2022
Deferred tax assets:
Net operating loss carryforwards	6,735,213	3,678,381
Other current assets	214,120	776,016
Stock-based compensation	833,584	565,018
Operating lease liabilities	172,133	548,732
Financial liabilities	110	173,587
Accounts receivable, net	164,722	121,417
Accrued expenses and other current liabilities	589,247	89,475
Other non-current liabilities	81,465	71,445

Total deferred tax assets	8,790,594	6,024,071

Deferred tax liabilities:
Property, equipment and deposits, net	(2,577,631)	(1,428,847)
Operating lease right of use assets	(255,935)	(687,993)
other current assets	(36,910)	--
Other	(321,030)	(26,798)

Total deferred tax liabilities:	(3,191,506)	(2,143,638)

Less valuation allowance	(5,599,088)	(3,880,433)

Net deferred tax assets	--	--

Assessing the realizability of deferred tax assets requires the determination of whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Group management considered all sources of taxable income available to realize deferred tax assets, including the future reversal of existing taxable temporary differences, carryback availability, forecasts of future taxable income, and tax-planning strategies. Based on the weight of available evidence, which includes the Group’s historical cumulative net losses, the Group management recorded a valuation allowance on deferred tax assets not supported by reversing taxable temporary differences.

The valuation allowance for deferred tax assets as of December 31, 2023, 2022 and 2021 was US$5,599,088, US$3,880,433 and US$2,735,881 respectively, The following table reflects changes in tax valuation allowances for the years ended December 31, 2023,2022 and 2021.

	2023	2022	2021

January 1,	3,880,433	2,735,881	1,413,050

Net change in the valuation allowance	1,718,655	1,144,552	1,322,831
- Additions recognized in the income statement	1,718,655	1,224,430	2,645,495
- Translation adjustments	--	(79,878)	(1,322,664)

December 31,	5,599,088	3,880,433	2,735,881

As of December 31, 2023 and 2022, the Group has net operating loss carryforwards for income tax purposes of US$27,903,732 and US$18,634,695, respectively. U.S. federal net operating loss carry forward amounts are US$4,335,776 and US$3,093,138, respectively, and can be carried forward indefinitely. Foreign net operating loss carryforward amounts are US$23,331,214 and US$15,541,557, respectively, which expire from 2024 through 2029.

The Company files income tax returns in the United States (federal, and various state jurisdictions), as well as Turkiye. The US federal and state income tax returns are generally subject to tax examinations for the tax years ended December 31, 2020 through December 31, 2023. The Turkiye income tax returns are subject to tax examinations for the tax years ended December 31, 2018 through December 31, 2023. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service, state or Turkiye tax authorities until utilized in a future period.

Tax rate reconciliation

The following table reconciles the differences between the U.S. federal statutory income tax rate to the Groups’ effective tax rate for the years ended December 31, 2023, 2022 and 2021:

	%	2023	%	2022	%	2021

Loss before income tax expense:		(33,814,719)		(14,245,878)		(13,584,846)
Income tax benefit at statutory rate	21	7,101,091	21	2,991,634	21	2,852,818
Tax exempt income	--	--	--	--	1	71,360
Nondeductible expenses	(11)	(3,799,970)	(5)	(777,764)	(10)	(1,347,007)
Currency remeasurement adjustments	(7)	(2,455,462)	(4)	(555,212)	--	--
Change in valuation allowance	(5)	(1,718,655)	(9)	(1,224,430)	(20)	(2,645,495)
Effect of different tax rates	3	872,997	(3)	(434,228)	(2)	(286,748)
Change in tax rates	--	--	--	--	3	467,424
Effective tax rate / income tax expense:	--	--	--	--	(7)	(887,648)